EMPLOYEE BENEFITS (Schedule of Employee Benefits) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of defined benefit plans [line items]
Wages, salaries and allowances | ¥			¥ 1,203	¥ 1,460	¥ 1,513
Housing funds | ¥	[1]		41	38	67
Contribution to pension plans | ¥	[1]		25	166	76
Welfare and other expenses | ¥			58	69	222
Total employee benefits from continuing operations | ¥			¥ 1,327	¥ 1,733	¥ 1,878
USD [Member]
Disclosure of defined benefit plans [line items]
Wages, salaries and allowances | $		$ 184
Housing funds | $	[1]	6
Contribution to pension plans | $	[1]	4
Welfare and other expenses | $		9
Total employee benefits from continuing operations | $		$ 203

[1]	According to the PRC state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as the housing funds.